AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.1%
Consumer Discretionary – 18.4%
Broadline Retail – 3.4%
Pan Pacific International Holdings Corp.(a)	608,900	$12,778,954

Hotels, Restaurants & Leisure – 6.2%
Compass Group PLC	636,765	15,499,865
Yum China Holdings, Inc.	135,325	7,540,309

		23,040,174

Textiles, Apparel & Luxury Goods – 8.8%
LVMH Moet Hennessy Louis Vuitton SE	18,480	13,949,266
Moncler SpA	146,068	8,465,368
Samsonite International SA(b) (c)	3,037,200	10,386,392

		32,801,026

		68,620,154

Consumer Staples – 16.5%
Beverages – 6.9%
Asahi Group Holdings Ltd.	427,500	15,969,069
Pernod Ricard SA	59,282	9,869,854

		25,838,923

Food Products – 6.1%
Kerry Group PLC - Class A	136,003	11,363,653
Nestle SA (REG)	100,218	11,344,276

		22,707,929

Personal Care Products – 3.5%
Kose Corp.(a)	48,800	3,537,124
L’Oreal SA	22,753	9,429,117

		12,966,241

		61,513,093

Health Care – 15.0%
Biotechnology – 3.0%
Genmab A/S(c)	31,429	11,127,455

Health Care Equipment & Supplies – 2.8%
Terumo Corp.	397,600	10,524,808

Life Sciences Tools & Services – 4.9%
Eurofins Scientific SE	120,645	6,799,210
Lonza Group AG (REG)	24,784	11,463,765

		18,262,975

Pharmaceuticals – 4.3%
Novo Nordisk A/S - Class B	177,533	16,164,589

		56,079,827

Industrials – 14.9%
Building Products – 2.1%
Daikin Industries Ltd.	49,700	7,791,551

Machinery – 8.7%
Alstom SA	388,691	9,238,093

Company	Shares	U.S. $ Value
FANUC Corp.	287,600	$7,479,735
KION Group AG	260,600	9,967,737
Techtronic Industries Co., Ltd.	589,500	5,690,789

		32,376,354

Professional Services – 1.4%
Teleperformance SE	42,955	5,393,275

Trading Companies & Distributors – 2.7%
Ashtead Group PLC	163,716	9,928,163

		55,489,343

Information Technology – 11.8%
Electronic Equipment, Instruments & Components – 3.0%
Keyence Corp.	30,000	11,094,767

IT Services – 2.1%
Capgemini SE	44,786	7,814,879

Semiconductors & Semiconductor Equipment – 2.9%
ASML Holding NV	18,786	11,060,258

Software – 3.8%
SAP SE	109,151	14,128,727

		44,098,631

Financials – 10.0%
Banks – 2.8%
HDFC Bank Ltd. (ADR)	179,394	10,586,040

Capital Markets – 2.9%
London Stock Exchange Group PLC	108,994	10,924,015

Financial Services – 2.6%
Adyen NV(a) (b) (c)	5,893	4,369,269
Worldline SA/France(b) (c)	181,797	5,103,272

		9,472,541

Insurance – 1.7%
AIA Group Ltd.	786,400	6,359,728

		37,342,324

Communication Services – 5.2%
Diversified Telecommunication Services – 3.6%
Cellnex Telecom SA(b)	393,131	13,673,882

Interactive Media & Services – 1.6%
Tencent Holdings Ltd.	151,150	5,859,169

		19,533,051

Materials – 3.3%
Chemicals – 3.3%
Sika AG (REG)	49,121	12,445,333

Total Common Stocks (cost $409,206,048)		355,121,756

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $15,750,533)	15,750,533	$15,750,533

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $424,956,581)		370,872,289

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $3,706,374)	3,706,374	3,706,374

Total Investments – 100.3% (cost $428,662,955)(g)		374,578,663
Other assets less liabilities – (0.3)%		(1,133,738)

Net Assets – 100.0%		$373,444,925

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	1,501	USD	1,639	10/12/2023	$51,233
Bank of America, NA	USD	2,284	EUR	2,130	10/12/2023	(31,034)
Bank of America, NA	JPY	628,111	USD	4,279	10/19/2023	65,191
Bank of America, NA	USD	12,042	JPY	1,732,317	10/19/2023	(420,437)
Bank of America, NA	INR	882,177	USD	10,557	12/14/2023	(21,909)
Bank of America, NA	CNH	76,489	USD	10,526	01/11/2024	471
Barclays Bank PLC	EUR	6,656	USD	7,221	10/12/2023	181,815
Barclays Bank PLC	USD	2,745	EUR	2,511	10/12/2023	(89,313)
Barclays Bank PLC	JPY	141,030	USD	956	10/19/2023	9,484
Barclays Bank PLC	USD	8,639	JPY	1,252,336	10/19/2023	(237,348)
Barclays Bank PLC	GBP	893	USD	1,108	11/17/2023	17,958
Barclays Bank PLC	USD	11,257	SEK	123,998	12/07/2023	124,816
BNP Paribas SA	USD	1,092	EUR	1,031	10/12/2023	(1,291)
BNP Paribas SA	USD	28,639	AUD	44,510	11/08/2023	12,962
Citibank, NA	EUR	1,672	USD	1,829	10/12/2023	60,166
Citibank, NA	AUD	1,978	USD	1,269	11/08/2023	(4,441)
Citibank, NA	USD	21,362	GBP	17,132	11/17/2023	(454,124)
Citibank, NA	HKD	142,844	USD	18,293	11/22/2023	31,318
Citibank, NA	USD	417	INR	34,772	12/14/2023	47
Goldman Sachs Bank USA	EUR	8,449	USD	9,116	10/12/2023	179,667
Goldman Sachs Bank USA	USD	1,953	EUR	1,795	10/12/2023	(55,009)
HSBC Bank USA	USD	2,302	HKD	17,975	11/22/2023	(3,930)
Natwest Markets PLC	EUR	24,703	USD	27,245	10/12/2023	1,118,393
State Street Bank & Trust Co.	EUR	3,337	USD	3,690	10/12/2023	160,909
State Street Bank & Trust Co.	USD	2,093	EUR	1,924	10/12/2023	(58,221)
State Street Bank & Trust Co.	USD	1,103	JPY	162,165	10/19/2023	(14,680)
State Street Bank & Trust Co.	USD	1,224	CHF	1,092	11/16/2023	(25,756)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	794	USD	984	11/17/2023	$15,331
State Street Bank & Trust Co.	HKD	9,989	USD	1,280	11/22/2023	2,709
State Street Bank & Trust Co.	USD	4,653	HKD	36,363	11/22/2023	(4,464)
UBS AG	USD	1,563	JPY	227,236	10/19/2023	(38,477)
UBS AG	HKD	7,855	USD	1,005	11/22/2023	383

						$572,419

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $33,532,815 or 9.0% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,625,278 and gross unrealized depreciation of investments was $(77,137,151), resulting in net unrealized depreciation of $(53,511,873).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

18.7%	Japan
16.4%	France
9.8%	United Kingdom
9.5%	Switzerland
7.4%	Denmark
6.5%	Germany
4.2%	Netherlands
3.7%	Spain
3.6%	China
3.2%	Hong Kong
3.1%	Ireland
2.8%	India
2.8%	United States
4.1%	Other
4.2%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Italy and Luxembourg.

AB Concentrated International Growth Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$7,540,309	$61,079,845	$—	$68,620,154
Consumer Staples	—	61,513,093	—	61,513,093
Health Care	—	56,079,827	—	56,079,827

Industrials	$—	$55,489,343		$—	$55,489,343
Information Technology	—	44,098,631		—	44,098,631
Financials	10,586,040	26,756,284		—	37,342,324
Communication Services	—	19,533,051		—	19,533,051
Materials	—	12,445,333		—	12,445,333
Short-Term Investments	15,750,533	—		—	15,750,533
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,706,374	—		—	3,706,374

Total Investments in Securities	37,583,256	336,995,407	(a)	—	374,578,663
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,032,853		—	2,032,853
Liabilities:
Forward Currency Exchange Contracts	—	(1,460,434)		—	(1,460,434)

Total	$37,583,256	$337,567,826		$—	$375,151,082

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 06/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,457	$27,600	$28,306	$15,751	$216
Government Money Market Portfolio*	23,276	4,321	23,891	3,706	79
Total	$39,733	$31,921	$52,197	$19,457	$295

*	Investments of cash collateral for securities lending transactions.